Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Current Liabilities [Abstract]
Accrued employee compensation and related benefits	$ 7,071	$ 6,634
Commissions	4,351	2,876
Advances from customers and deferred revenues	2,290	1,961
Accrued expenses	2,277	2,446
Accrued warranty costs	1,459	1,448
Government institutions	874	737
Liability in respect of litigation		14,600
Current maturities of OCS liability		10
Total other current liabilities	$ 18,322	$ 30,712